COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Net revenues
Total net revenues	$ 28,023	$ 18,584	$ 8,987
Operating cost and expenses
Compensation and benefits	17,259	6,486	4,173
Share-based compensation expense	102	753	1,137
Sales and marketing expenses	3,490	2,653	2,398
General and administrative expenses	5,520	7,021	6,761
Asset impairment loss	2,158	5,305
Total operating cost and expenses	28,529	22,218	14,469
Loss from operations	(506)	(3,634)	(5,482)
Other income/(expenses)
Interest income/(expense)	(61)	141	105
Other (expenses)/income, net	54	24	(890)
Total other (expense)/income, net	(7)	165	(785)
Loss before income tax expense	(513)	(3,469)	(6,267)
Income tax expense	(230)		(5)
Net loss and comprehensive loss	$ (743)	(3,469)	(6,272)
Comprehensive Income/(loss)		(3,469)	$ (6,272)
Comprehensive income/(loss) attributable to shareholders		$ (3,469)
Loss per share
Loss per share - Basic	$ (0.01)	$ (0.06)	$ (0.11)
Loss per share - diluted	$ (0.01)	$ (0.06)	$ (0.11)
Weighted average number outstanding:
Weighted average number outstanding - Basic	56,000,000	56,000,000	56,000,000
Weighted average number outstanding - Diluted	56,000,000	56,000,000	56,000,000
Wealth management
Net revenues
Total net revenues	$ 24,104	$ 15,632	$ 6,790
Asset management
Net revenues
Total net revenues	$ 3,919	$ 2,952	$ 2,197
Ordinary shares
Loss per share
Loss per share - Basic	$ (0.01)	$ (0.06)	$ (0.11)
Loss per share - diluted	$ (0.01)	$ (0.06)	$ (0.11)
Weighted average number outstanding:
Weighted average number outstanding - Basic	56,000,000	56,000,000	56,000,000
Weighted average number outstanding - Diluted	56,000,000	56,000,000	56,000,000
ADS
Loss per share
Loss per share - Basic	$ (0.03)	$ (0.12)	$ (0.22)
Loss per share - diluted	$ (0.03)	$ (0.12)	$ (0.22)
Weighted average number outstanding:
Weighted average number outstanding - Basic	28,000,000	28,000,000	28,000,000
Weighted average number outstanding - Diluted	28,000,000	28,000,000	28,000,000
Third parties
Net revenues
Total net revenues		$ 18,584	$ 8,987
Third parties | Wealth management
Net revenues
Total net revenues	$ 24,104	15,632	6,790
Third parties | Asset management
Net revenues
Total net revenues	$ 3,919	$ 2,952	$ 2,197